Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Minimum Regulatory Capital Requirements [Abstract]
Deposits

Note 6 – Deposits

The following is a summary of the distribution of deposits at December 31 (000s omitted):

	2011	2010
Non-interest bearing deposits	$19,662	$14,190
NOW accounts	8,040	7,897
Savings and money market accounts	24,810	24,700
Certificates of deposit <$100,000	11,469	12,153
Certificates of deposit >$100,000	43,697	38,310

Total	$107,678	$97,250

At December 31, 2011, the scheduled maturities of time deposits are as follows (000s omitted):

	<$100,000	>$100,000	Total
2012	$8,411	$21,776	$30,187
2013	1,661	14,875	16,536
2014	859	5,316	6,175
2015	78	991	1,069
2016	460	739	1,199
Thereafter	—	—	—

Total	$11,469	$43,697	$55,166